Janus Henderson Research Portfolio | Service Shares
PORTFOLIO SUMMARY<br/><br/> Janus Henderson Research Portfolio
INVESTMENT OBJECTIVE
Janus Henderson Research Portfolio (“Research Portfolio”) seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES <br/> (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Henderson Research Portfolio Service Shares Service Shares, Janus Henderson Research Portfolio
Operating Expenses Column [Text]	Service Shares
Management Fees (may adjust up or down)	0.48%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.83%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Henderson Research Portfolio | Service Shares | Service Shares, Janus Henderson Research Portfolio | USD ($)	Service Shares	85	265	460	1,025

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 47% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Janus Capital’s equity research analysts, overseen by the Portfolio Oversight Team led by Janus Capital’s Director of Research Carmel Wellso (the “Research Team”), select investments for the Portfolio that represent the Research Team’s high-conviction investment ideas in all market capitalizations and styles. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Stocks considered to be attractive may have all or some of the following characteristics: 1) good and preferably growing free cash flow, 2) strong and defensible market position, 3) healthy risk/return profile, 4) exemplary governance, and 5) attractive valuation. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities. Although the Research Team may find high-conviction investment ideas anywhere in the world, the Research Team emphasizes investments in securities of U.S.-based issuers.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

Ms. Wellso oversees the investment process and is responsible for the day-to-day management of the Portfolio. It is expected that the Portfolio will be broadly diversified among a variety of industry sectors. The Portfolio intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Portfolio’s uninvested assets may be held in cash or similar instruments.

The Portfolio may also invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. The types of derivatives in which the Portfolio may invest include options and swaps. The Portfolio may use derivatives to manage the Portfolio’s equity exposure, to offset risks associated with an investment or market conditions, and to gain access to markets where direct investment may be restricted or unavailable. The Portfolio may also hold derivatives, such as warrants, in connection with corporate actions.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk.  The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

Growth Securities Risk.  The Portfolio invests in companies that the investment personnel believe have growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the investment personnel’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities. The Portfolio’s Research Team compares and broadly matches the Portfolio’s sector weights to those of a growth-based index. If growth stocks are out of favor, sectors that are larger in a growth index may underperform, leading to Portfolio underperformance relative to indices less biased toward growth stocks.

Securities Lending Risk.  The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Derivatives Risk.  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Portfolio to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. The Portfolio may use derivatives for hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the investment personnel or if the cost of the derivative outweighs the benefit of the hedge.

Mid-Sized Companies Risk.  The Portfolio’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.

Management Risk.  The Portfolio is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Portfolio may fail to produce the intended results. The Portfolio may underperform its benchmark index or other mutual funds with similar investment objectives.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The Portfolio’s Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares’ estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/VITperformance or by calling 1-877-335-2687.
Annual Total Returns for Service Shares (calendar year-end)

Best Quarter: 1st Quarter 2012 16.50% Worst Quarter: 3rd Quarter 2011 – 16.23%
Average Annual Total Returns (periods ended 12/31/18)
Average Annual Total Returns - Janus Henderson Research Portfolio - Service Shares	Average Annual Return, Column Name	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Service Shares, Janus Henderson Research Portfolio	Service Shares		(2.84%)	8.04%	12.76%	7.72%	Sep. 13, 1993
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		Russell 1000<sup>®</sup> Growth Index	(1.51%)	10.40%	15.29%	8.96%	Sep. 13, 1993
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		S&P 500<sup>®</sup> Index	(4.38%)	8.49%	13.12%	9.04%	Sep. 13, 1993
Core Growth Index (reflects no deduction for fees, expenses, or taxes)		Core Growth Index	(2.94%)	9.46%	14.21%	9.04%	Sep. 13, 1993

The Portfolio’s primary benchmark index is the Russell 1000® Growth Index. The Portfolio also compares its performance to the S&P 500® Index and the Core Growth Index. Previously, the Core Growth Index was used to calculate the Portfolio’s performance fee adjustment. Effective May 1, 2017, the Portfolio’s performance fee adjustment is calculated based on a combination of the Core Growth Index and Russell 1000® Growth Index for a period of 36 months as described further in the Portfolio’s statement of additional information. The indices are described below.
  The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.
  The S&P 500® Index is a commonly recognized, market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
  The Core Growth Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Growth Index (50%) and the S&P 500® Index (50%).